                       PIMCO FUNDS:  MULTI-MANAGER SERIES

                      Supplement Dated December 14, 2000
                                     to the
                Prospectus for Institutional and Administrative
                      Class Shares Dated November 1, 2000

      DISCLOSURE RELATING TO PIMCO INTERNATIONAL AND PIMCO ALLIANZ SELECT
                              INTERNATIONAL FUNDS

     Proposed Reorganization. On December 7, 2000, the Board of Trustees of PIMCO Funds: Multi-Manager Series (the "Trust") approved an Agreement and Plan of Reorganization pursuant to which PIMCO International Fund (the "Acquired Fund") is expected to reorganize with and into PIMCO Allianz Select International Fund (the "Acquiring Fund"). The proposed transaction is referred to as the "Reorganization." The closing date (the "Closing Date") of the Reorganization is expected to be on or about April 30, 2001, although the Reorganization may be delayed.

     The Reorganization will take place by means of a transfer by the Acquired Fund of all of its assets to the Acquiring Fund in exchange for shares ("Merger Shares") of the Acquiring Fund and the assumption by the Acquiring Fund of all the Acquired Fund's liabilities. The exchange, which will be effected on the basis of the relative net asset values of the two Funds, will be followed immediately by the distribution of Merger Shares to the Acquired Fund's shareholders, in complete liquidation of the Acquired Fund. Accordingly, shareholders of the Acquired Fund will become shareholders of the Acquiring Fund by effectively having their Acquired Fund shares exchanged for Merger Shares of the same class on the basis of relative net asset values on the Closing Date.

     It is expected that the Reorganization will be treated as a tax-free reorganization. If, as expected, the Reorganization is tax-free, the Acquiring Fund will inherit any unrealized appreciation (or depreciation) on assets contributed by the Acquired Fund (after the realization of any gains or losses from the sale of assets by the Acquired Fund prior to the Reorganization, including sales made in anticipation of the Reorganization). In addition, Acquired Fund shareholders will end up owning shares of the Acquiring Fund and would therefore eventually be allocated a proportionate share of any taxable gains realized by the Acquiring Fund and not distributed to Acquiring Fund shareholders prior to the Reorganization. Shareholders should consult their tax advisors regarding other possible tax consequences of the Reorganization, including possible state and local tax consequences.

     PIMCO Advisors L.P. serves as the investment adviser to both the Acquired Fund and the Acquiring Fund. Blairlogie Capital Management ("Blairlogie") serves as the investment sub-adviser to the Acquired Fund and PIMCO/Allianz Investment Advisors LLC ("PAIA"), a subsidiary of PIMCO Advisors, serves as the sub-adviser to the Acquiring Fund. After the Reorganization, it is expected that PAIA will remain the sub-adviser to the Acquiring Fund, and that Blairlogic will not serve as sub-adviser to any PIMCO Fund. Because the Acquiring Fund's advisory fee rate of 0.75% is 0.20% greater than the advisory fee rate payable by the Acquired Fund, shareholders of the Acquired Fund will bear a higher level of expenses after the Reorganization.

     In addition, in connection with the Reorganization, the following actions are being taken:

     (i) Except as noted below, on and after April 6, 2001, the Acquired Fund will no longer sell Institutional Class or Administrative Class shares to new investors or to existing shareholders, except to existing shareholders that are benefit plans (or the participants therein).

     (ii) On and after April 6, 2001, the Acquired Fund will no longer be eligible for exchanges from other PIMCO Funds.

     The consummation of the Reorganization is subject to a number of conditions, including the approval of the shareholders of the Acquired Fund.

     Change of Control of Blairlogie. The Acquired Fund's investment sub-advisory agreement between PIMCO Advisors and Blairlogie will terminate upon the proposed purchase of Alleghany Asset Management, Inc., Blairlogie's parent company, by ABN AMRO, a Dutch financial institution (the "Alleghany Transaction"). The Board of Trustees of the Trust has determined to retain Blairlogie as the sub-adviser to the Acquired Fund during the period between the closing of the Alleghany Transaction and the Closing Date of the Reorganization. In connection with this determination, the Trustees have approved an interim sub-advisory agreement between PIMCO Advisors and Blairlogie, to take effect upon the closing of the Alleghany Transaction, with substantially the same terms as the current sub-advisory agreement (and such other terms as may be required by applicable law). If the Alleghany Transaction occurs after the Closing Date of the Reorganization, then no interim sub-advisory agreement will be required, and Blairlogie will no longer serve as sub-adviser to any fund of the Trust.

     The Prospectus will be further supplemented or revised if these events do not occur substantially in accordance with the schedule outlined above.

                       PIMCO FUNDS:  MULTI-MANAGER SERIES

                      Supplement Dated December 14, 2000
                                     to the
                  Prospectus for Class A, Class B and Class C
                         Shares Dated November 1, 2000

      DISCLOSURE RELATING TO PIMCO INTERNATIONAL AND PIMCO ALLIANZ SELECT
                              INTERNATIONAL FUNDS

     Proposed Reorganization. On December 7, 2000, the Board of Trustees of PIMCO Funds: Multi-Manager Series (the "Trust") approved an Agreement and Plan of Reorganization pursuant to which PIMCO International Fund (the "Acquired Fund") is expected to reorganize with and into PIMCO Allianz Select International Fund (the "Acquiring Fund"). The proposed transaction is referred to as the "Reorganization." The closing date (the "Closing Date") of the Reorganization is expected to be on or about April 30, 2001, although the Reorganization may be delayed.

     The Reorganization will take place by means of a transfer by the Acquired Fund of all of its assets to the Acquiring Fund in exchange for shares ("Merger Shares") of the Acquiring Fund and the assumption by the Acquiring Fund of all the Acquired Fund's liabilities. The exchange, which will be effected on the basis of the relative net asset values of the two Funds, will be followed immediately by the distribution of Merger Shares to the Acquired Fund's shareholders, in complete liquidation of the Acquired Fund. Accordingly, shareholders of the Acquired Fund will become shareholders of the Acquiring Fund by effectively having their Acquired Fund shares exchanged for Merger Shares of the same class on the basis of relative net asset values on the Closing Date.

     It is expected that the Reorganization will be treated as a tax-free reorganization. If, as expected, the Reorganization is tax-free, the Acquiring Fund will inherit any unrealized appreciation (or depreciation) on assets contributed by the Acquired Fund (after the realization of any gains or losses from the sale of assets by the Acquired Fund prior to the Reorganization, including sales made in anticipation of the Reorganization). In addition, Acquired Fund shareholders will end up owning shares of the Acquiring Fund and would therefore eventually be allocated a proportionate share of any taxable gains realized by the Acquiring Fund and not distributed to Acquiring Fund shareholders prior to the Reorganization. Shareholders should consult their tax advisors regarding other possible tax consequences of the Reorganization, including possible state and local tax consequences.

     PIMCO Advisors L.P. serves as the investment adviser to both the Acquired Fund and the Acquiring Fund. Blairlogie Capital Management ("Blairlogie") serves as the investment sub-adviser to the Acquired Fund and PIMCO/Allianz Investment Advisors LLC ("PAIA"), a subsidiary of PIMCO Advisors, serves as the sub-adviser to the Acquiring Fund. After the Reorganization, it is expected that PAIA will remain the sub-adviser to the Acquiring Fund, and that Blairlogie will not serve as sub-adviser to any PIMCO fund. Because the Acquiring Fund's advisory fee rate of 0.75% is 0.20% greater than the advisory fee rate payable by the Acquired Fund, shareholders of the Acquired Fund will bear a higher level of expenses after the Reorganization.

     In addition, in connection with the Reorganization, the following actions are being taken:

     (i) Except as noted below, on and after April 6, 2001, the Acquired Fund will no longer sell Class A, B or C shares to new investors or to existing shareholders. Participants in certain self-directed qualified benefit plans that owned Class A, Class B or Class C shares of the Acquired Fund as of December 7, 2000 for any single plan participant will be able to direct the purchase of the Acquired Fund's Class A, Class B or Class C shares by their plan account for so long as the plan continues to own such shares of the Acquired Fund for any plan participant.

     (ii) On and after April 6, 2001, the Acquired Fund will no longer be eligible for exchanges from other PIMCO Funds.

     The consummation of the Reorganization is subject to a number of conditions, including the approval of the shareholders of the Acquired Fund.

     Change of Control of Blairlogie. The Acquired Fund's investment sub-advisory agreement between PIMCO Advisors and Blairlogie will terminate upon the proposed purchase of Alleghany Asset Management, Inc., Blairlogie's parent company, by ABN AMRO, a Dutch financial institution (the "Alleghany Transaction"). The Board of Trustees of the Trust has determined to retain Blairlogie as the sub-adviser to the Acquired Fund during the period between the closing of the Alleghany Transaction and the Closing Date of the Reorganization. In connection with this determination, the Trustees have approved an interim sub-advisory agreement between PIMCO Advisors and Blairlogie, to take effect upon the closing of the Alleghany Transaction, with substantially the same terms as the current sub-advisory agreement (and such other terms as may be required by applicable law). If the Alleghany Transaction occurs after the Closing Date of the Reorganization, then no interim sub-advisory agreement will be required, and Blairlogie will no longer serve as sub-adviser to any fund of the Trust.

     The Prospectus will be further supplemented or revised if these events do not occur substantially in accordance with the schedule outlined above.

                       PIMCO FUNDS:  MULTI-MANAGER SERIES

                      Supplement Dated December 14, 2000
                                     to the
              Prospectus for Class D Shares Dated November 1, 2000

         DISCLOSURE RELATING TO PIMCO ALLIANZ SELECT INTERNATIONAL FUND

     Proposed Reorganization. On December 7, 2000, the Board of Trustees of PIMCO Funds: Multi-Manager Series (the "Trust") approved an Agreement and Plan of Reorganization pursuant to which PIMCO International Fund (the "Acquired Fund") is expected to reorganize with and into PIMCO Allianz Select International Fund (the "Acquiring Fund"). The Acquired Fund is offered in a separate prospectus and does not offer Class D shares. The proposed transaction is referred to as the "Reorganization." The date of closing (the "Closing Date") of the Reorganization is expected to be on or about April 30, 2001, although the Reorganization may be delayed.

     The Reorganization will take place by means of a transfer by the Acquired Fund of all of its assets to the Acquiring Fund in exchange for shares ("Merger Shares") of the Acquiring Fund and the assumption by the Acquiring Fund of all the Acquired Fund's liabilities. The exchange, which will be effected on the basis of the relative net asset values of the two Funds, will be followed immediately by the distribution of Merger Shares to the Acquired Fund's shareholders, in complete liquidation of the Acquired Fund. Accordingly, shareholders of the Acquired Fund will become shareholders of the Acquiring Fund by effectively having their Acquired Fund shares exchanged for Merger Shares of the same class on the basis of relative net asset values on the Closing Date. PIMCO/Allianz Investment Advisors LLC is expected to remain the sub-adviser to the Acquiring Fund following the Reorganization.

     It is expected that the Reorganization will be treated as a tax-free reorganization. If, as expected, the Reorganization is tax-free, the Acquiring Fund will inherit any unrealized appreciation (or depreciation) on assets contributed by the Acquired Fund (after the realization of any gains or losses from the sale of assets by the Acquired Fund prior to the Reorganization, including sales made in anticipation of the Reorganization). In addition, Acquired Fund shareholders will end up owning shares of the Acquiring Fund and would therefore eventually be allocated a proportionate share of any taxable gains realized by the Acquiring Fund and not distributed to Acquiring Fund shareholders prior to the Reorganization. Shareholders should consult their tax advisors regarding other possible tax consequences of the Reorganization, including possible state and local tax consequences.

     The consummation of the Reorganization is subject to a number of conditions, including the approval of the shareholders of the Acquired Fund. The Prospectus will be further supplemented or revised if the Reorganization does not occur substantially in accordance with the schedule outlined above.

                       PIMCO FUNDS:  MULTI-MANAGER SERIES

                      Supplement Dated December 14, 2000
                                     to the
                Prospectus for Institutional and Administrative
                      Class Shares Dated November 1, 2000

             DISCLOSURE RELATING TO PIMCO TAX-EFFICIENT EQUITY FUND

     Effective immediately, the paragraph captioned "Quantitative Techniques" on page 39 of the Prospectus is replaced with the following paragraph:

          QUANTITATIVE TECHNIQUES. The portfolio managers use a proprietary quantitative model that identifies companies and industries that they believe have long-term (5 to 10 years) price appreciation potential. They analyze stock-specific factors, such as growth of sustainable earnings, as well as long-term strategic, demographic and
          technological drivers.    The Fund overweights securities the
          portfolio managers believe are attractive and underweights securities believed to be unattractive. Because of the portfolio managers' long-term view, the relative attractiveness of securities may change more slowly than would be the case if the portfolio managers had a shorter-term perspective.

                       PIMCO FUNDS:  MULTI-MANAGER SERIES

                      Supplement Dated December 14, 2000
                                     to the
                  Prospectus for Class A, Class B and Class C
                         Shares Dated November 1, 2000

             DISCLOSURE RELATING TO PIMCO TAX-EFFICIENT EQUITY FUND

     Effective immediately, the paragraph captioned "Quantitative Techniques" on page 33 of the Prospectus is replaced with the following paragraph:

          QUANTITATIVE TECHNIQUES. The portfolio managers use a proprietary quantitative model that identifies companies and industries that they believe have long-term (5 to 10 years) price appreciation potential. They analyze stock-specific factors, such as growth of sustainable earnings, as well as long-term strategic, demographic and
          technological drivers.    The Fund overweights securities the
          portfolio managers believe are attractive and underweights securities believed to be unattractive. Because of the portfolio managers' long-term view, the relative attractiveness of securities may change more slowly than would be the case if the portfolio managers had a shorter-term perspective.

                       PIMCO FUNDS:  MULTI-MANAGER SERIES

                      Supplement Dated December 14, 2000
                                     to the
              Prospectus for Class D Shares Dated November 1, 2000

             DISCLOSURE RELATING TO PIMCO TAX-EFFICIENT EQUITY FUND

     Effective immediately, the paragraph captioned "Quantitative Techniques" on page 27 of the Prospectus is replaced with the following paragraph:

          QUANTITATIVE TECHNIQUES. The portfolio managers use a proprietary quantitative model that identifies companies and industries that they believe have long-term (5 to 10 years) price appreciation potential. They analyze stock-specific factors, such as growth of sustainable earnings, as well as long-term strategic, demographic and
          technological drivers.    The Fund overweights securities the
          portfolio managers believe are attractive and underweights securities believed to be unattractive. Because of the portfolio managers' long-term view, the relative attractiveness of securities may change more slowly than would be the case if the portfolio managers had a shorter-term perspective.